Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2015
Entity Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 17, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 17, 2016
Prospectus Date	rr_ProspectusDate	Mar. 29, 2016
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Principal Funds, Inc.
Supplement dated June 17, 2016
to the Statutory Prospectus dated March 29, 2016
(as supplemented on May 31, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

PFI Prospectus [Member] | Diversified Real Asset Fund [Member]
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	DIVERSIFIED REAL ASSET FUND
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	In the Performance section, delete the second paragraph under the Average Annual Total Returns table and replace with the following:
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Blended Index are as follows: 35% Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Markets Index. The custom or blended index returns reflect the allocation described in the preceding sentence.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Performance of a blended index shows how the Fund’s performance compares to a blend of indices with similar investment objectives. Performance of the components of the blended index are also shown. The weightings of the Diversified Real Asset Blended Index are as follows: 35% Barclays U.S. Treasury TIPS Index, 20% S&P Global Infrastructure Index, 20% S&P Global Natural Resources Index, 15% Bloomberg Commodity Index, and 10% FTSE EPRA/NAREIT Developed Markets Index. The custom or blended index returns reflect the allocation described in the preceding sentence.

PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Barclays US Treasury TIPS Index [Member]
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Barclays U.S. Treasury TIPS Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.64%
Since Inception	rr_AverageAnnualReturnSinceInception	4.06%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | S&P Global Infrastructure Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Global Infrastructure Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	12.12%
Since Inception	rr_AverageAnnualReturnSinceInception	8.43%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | S&P Global Natural Resources Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P Global Natural Resources Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(10.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.67%)
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Bloomberg Commodity Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Bloomberg Commodity Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	(17.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.85%)
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | FTSE EPRA/NAREIT Developed Index [Member]
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	FTSE EPRA/NAREIT Developed Markets Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	15.02%
Since Inception	rr_AverageAnnualReturnSinceInception	11.01%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Blended Index
Prospectus:	rr_ProspectusTable
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Diversified Real Asset Blended Index (reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	3.43%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Fund, R-3
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class R-3 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	1.98%
Since Inception	rr_AverageAnnualReturnSinceInception	6.04%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Fund, R-3 | After Taxes on Distributions
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class R-3 Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	1.14%
Since Inception	rr_AverageAnnualReturnSinceInception	5.31%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Fund, R-3 | After Taxes on Distributions and Sales
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class R-3 Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	1.23%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Fund, R-4
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class R-4 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.17%
Since Inception	rr_AverageAnnualReturnSinceInception	6.24%
PFI Prospectus [Member] | Diversified Real Asset Fund [Member] | Diversified Real Asset Fund, R-5
Prospectus:	rr_ProspectusTable
Label	rr_AverageAnnualReturnLabel	Class R-5 Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.30%
Since Inception	rr_AverageAnnualReturnSinceInception	6.37%
PFI Prospectus [Member] | Multi-Manager Equity Long/Short Fund
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	MULTI-MANAGER EQUITY LONG/SHORT FUND
Strategy [Heading]	rr_StrategyHeading	On or about June 30, 2016, add the following paragraph to the Principal Investment Strategies section:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Systematic Quality/Value. A portion of the Fund’s assets is invested in long and short equity positions in large capitalization companies in the U.S., primarily in stocks within the S&P 500 Index. For this strategy, the sub-advisor seeks to purchase securities it believes to be undervalued and short positions it believes to be overvalued, based on the sub-advisor's analysis of the issuer’s financial reports and market valuation. The sub-advisor uses a systematic framework to create a diversified portfolio.

Risk [Heading]	rr_RiskHeading	On or about June 30, 2016, under Principal Risks, delete the Leverage Risk and replace with the following:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Leverage Risk. Leverage created by borrowing or certain types of transactions or investment may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance. In particular, investing the proceeds of short sales may amplify leverage risk.